CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total		Common Stock	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2011	$ 41,849				$ 42,602	$ (753)
Balance, shares at Dec. 31, 2011			33,000,000
Net equity transactions with Cash America	(4,792)				(4,792)
Net Income	58,872				58,872
Foreign currency translation (loss) gain	1,487	[1]				1,487
Balance at Dec. 31, 2012	97,416				96,682	734
Balance, shares at Dec. 31, 2012			33,000,000
Net equity transactions with Cash America	(4,773)				(4,773)
Net Income	78,038				78,038
Foreign currency translation (loss) gain	2,367	[1]				2,367
Balance at Dec. 31, 2013	$ 173,048				169,947	3,101
Balance, shares at Dec. 31, 2013	33,000,000		33,000,000
Net equity transactions with Cash America	$ (1,981)				(1,981)
Net Income	70,684				70,684
Dividend paid to Cash America ($3.71 per share)	(122,384)				(122,384)
Foreign currency translation (loss) gain	3,065	[2]				3,065
Balance at Jun. 30, 2014	122,432				116,266	6,166
Balance, shares at Jun. 30, 2014			33,000,000
Balance at Dec. 31, 2013	$ 173,048				169,947	3,101
Balance, shares at Dec. 31, 2013	33,000,000		33,000,000
Stock-based compensation expense	$ 294			$ 294
Net equity transactions with Cash America	(2,373)				(2,373)
Net Income	111,671				111,671
Dividend paid to Cash America ($3.71 per share)	(122,384)				(122,384)
Foreign currency translation (loss) gain	(6,272)	[1]				(6,272)
Balance at Dec. 31, 2014	$ 153,984			294	156,861	(3,171)
Balance, shares at Dec. 31, 2014	33,000,000		33,000,000
Stock-based compensation expense	$ 3,916			3,916
Net Income	35,394				35,394
Foreign currency translation (loss) gain	1,792	[2]				1,792
Balance at Jun. 30, 2015	$ 195,086			$ 4,210	$ 192,255	$ (1,379)
Balance, shares at Jun. 30, 2015	33,000,000		33,000,000

[1]	Net of tax benefit (provision) of $4,011, $(1,322) and $(836) for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	Net of tax provision of $2,419 and $1,293 for the three months ended June 30, 2015 and 2014, respectively, and $1,229 and $1,716 for the six months ended June 30, 2015 and 2014, respectively.